Federated Hermes MDT Large Cap Growth Fund Expense Example, No Redemption - Federated Hermes MDT Large Cap Growth Fund	Jul. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 657
Expense Example, No Redemption, 3 Years	883
Expense Example, No Redemption, 5 Years	1,128
Expense Example, No Redemption, 10 Years	1,827
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	1,984
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	$ 978